DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	CANADIAN NATURAL RESOURCES LTD
Entity Central Index Key	0001017413
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)	1,186,857,000